Marketable Securities	12 Months Ended
Mar. 31, 2019
Disclosure Of Marketable Securities [Abstract]
Marketable Securities
6.	MARKETABLE SECURITIES

Marketable securities represent short-term investments not qualifying as cash equivalents. Marketable securities are recorded at fair value through profit and loss, and fair values have been determined based on quoted market prices.

	March 31, 2019	March 31, 2018

U.S. government securities	$1,663,245	$-
Canadian government securities	369,288	-
Term deposits	1,600	-

Total marketable securities	$2,034,133	$-